Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	201 7	201 6
Deferred tax assets:
Net operating loss carryforward	$16,273,259	$24,689,298
Research and development tax credit carryforward	949,340	892,231
Stock-based compensation expense	1,709,867	2,748,899
Accrued salaries and directors ’ fees	185,961	-
Depreciation	5,532	1,331
Total deferred tax assets	19,123,959	28,331,759

Deferred tax liabilities	-	-

Net deferred tax assets	19,123,959	28,331,759
Valuation allowance	(19,123,959)	(28,331,759)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	201 7	201 6	20 15
U.S. federal statutory rate applied to pretax loss	$(737,855)	$(1,112,378)	$(936,936)
Permanent differences	436	2,012	2,914
Research and development credits	57,109	59,087	67,901
Impact of Tax Act	10,086,795	-	-
Change in valuation allowance	(9,406,485)	1,051,279	866,121
Reported income tax expense	$-0-	$-0-	$-0-